Annual Fund Operating Expenses - Harbor Small Cap Growth Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%	[1]
Total Annual Fund Operating Expenses	0.81%
Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	0.89%
Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	1.14%
Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	1.25%

[1]	Restated to reflect current fees.